General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
General and Administrative Expenses [Abstract]
Audit fees	$ 144,624	$ 48,640
Chief Executive and Chief Financial Officer and directors' compensation	24,000	16,000
Other professional fees	690,731	172,996
Administration fees-related party (Note 3(c))	600,000	0
Total	$ 1,459,355	$ 237,636